Document And Entity Information	3 Months Ended
Mar. 31, 2015
Document Information [Line Items]
Entity Registrant Name	Amarantus Bioscience Holdings, Inc.
Entity Central Index Key	0001424812
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2015